Consolidated Statement of Changes in Shareholders Equity (USD $) In Thousands, except Share data		Total	Common Stock	Additional Paid-in Capital	Capital reserve	Accumulated Other Comprehensive Income	Accumulated deficit
Beginning Balance at Dec. 31, 2010		$ 2,622	$ 89	$ 10,185		$ 63	$ (7,715)
Beginning Balance, Shares at Dec. 31, 2010			89,453,364
Foreign currency translation adjustments		(1)				(1)
Loss for the year		(1,745)					(1,745)
Capital Reserve from transactions with Related Parties*	[1]	300			300
Balance at Dec. 31, 2011		1,176	89	10,185	300	62	(9,460)
Balance, Shares at Dec. 31, 2011			89,453,364
Foreign currency translation adjustments		(41)				(41)
Loss for the year		(2,890)					(2,890)
Share issuing**	[2]	3,296	111	1,889	1,296
Share issuing**, Shares	[2]		110,497,238
Capital Reserve from transactions with Related Parties*	[1]	(182)			(182)
Balance at Dec. 31, 2012		$ 1,359	$ 200	$ 12,074	$ 1,414	$ 21	$ (12,350)
Balance, Shares at Dec. 31, 2012			199,950,602

[1]	See Note 6d(1) and 6 h.
[2]	See Note 10b.